Business Combination - Schedule of Business Acquisitions, by Acquisition (Detail) - USD ($)		9 Months Ended	12 Months Ended
	Oct. 04, 2019	Sep. 30, 2020	Dec. 31, 2019	Jul. 11, 2019
Business Acquisition [Line Items]
Share consideration-606,060 shares of XL Common Stock				$ 150,000,000
XL Hybrids, Inc [Member]
Business Acquisition [Line Items]
Goodwill		$ 489,000	$ 489,000
Quantum Fuel Systems LLC [Member]
Business Acquisition [Line Items]
Deferred consideration		229,000
Contingent consideration		1,421,000
Share consideration-606,060 shares of XL Common Stock		109,000
Total consideration		1,759,000
Software		256,000
Equipment and hardware		151,000
Intangible asset—developed technology		863,000
Goodwill		489,000
Fair value of assets acquired		$ 1,759,000
Quantum Fuel Systems LLC [Member] | XL Hybrids, Inc [Member]
Business Acquisition [Line Items]
Deferred consideration	$ 229,000		229,000
Contingent consideration			1,421,000
Share consideration-606,060 shares of XL Common Stock	109,000		109,000
Total consideration	$ 1,759,000		1,759,000
Software			256,000
Equipment and hardware			151,000
Intangible asset—developed technology			863,000
Goodwill			489,000
Fair value of assets acquired			$ 1,759,000